SEGMENT RESULTS (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SUMMARY OF RESULTS OF OPERATIONS FOR REPORTING SEGMENTS

The table below presents the results of operations for our reporting segments for the periods presented.

	Three Months Ended March 31,			Three Months Ended March 31,
	2022	2022	2022	2021	2021	2021
(Amounts in 000’s)	Real Estate Services	Healthcare Services	Total	Real Estate Services	Healthcare Services	Total
Revenues:
Patient care revenues	$—	$2,311	$2,311	$—	$2,690	$2,690
Rental revenues	4,065	—	4,065	4,081	—	4,081
Management fees	265	—	265	248	—	248
Other revenues	7	—	7	62	—	62
Total revenues	4,337	2,311	6,648	4,391	2,690	7,081
Expenses:
Patient care expense	—	2,343	2,343	—	2,203	2,203
Facility rent expense	1,341	298	1,639	1,342	298	1,640
Cost of management fees	179	—	179	165	—	165
Depreciation and amortization	607	6	613	648	2	650
General and administrative expense	1,020	103	1,123	899	137	1,036
Doubtful accounts (recovery) expense	1,711	50	1,761	—	40	40
Other operating expenses	289	40	329	232	—	232
Total expenses	5,147	2,840	7,987	3,286	2,680	5,966
Income (loss) from operations	(810)	(529)	(1,339)	1,105	10	1,115
Other expense (income) :
Interest expense, net	631	22	653	681	6	687
Other expense, net	935	—	935	407	—	407
Total other expense, net	1,566	22	1,588	1,088	6	1,094
Net (loss) income	$(2,376)	$(551)	$(2,927)	$17	$4	$21

The table below presents the results of operations for our reporting segments for the periods presented.

	Three Months Ended June 30,			Three Months Ended June 30,			Six Months Ended June 30,			Six Months Ended June 30,
	2022	2022	2022	2021	2021	2021	2022	2022	2022	2021	2021	2021
(Amounts in 000’s)	Real Estate Services	Healthcare Services	Total	Real Estate Services	Healthcare Services	Total	Real Estate Services	Healthcare Services	Total	Real Estate Services	Healthcare Services	Total
Revenues:
Patient care revenues	$—	$4,570	$4,570	$—	$2,445	$2,445	$—	$6,881	$6,881	$—	$5,135	$5,135
Rental revenues	3,261	—	3,261	3,763	—	3,763	7,326	—	7,326	7,844	—	7,844
Management fees	255	—	255	247	—	247	519	—	519	495	—	495
Other revenues	7	—	7	13	—	13	14	—	14	75	—	75
Total revenues	3,523	4,570	8,093	4,023	2,445	6,468	7,859	6,881	14,740	8,414	5,135	13,549
Expenses:
Patient care expense	—	4,222	4,222	—	2,255	2,255	—	6,564	6,564	—	4,457	4,457
Facility rent expense	1,106	528	1,634	1,342	297	1,639	2,448	826	3,274	2,684	595	3,279
Cost of management fees	144	—	144	150	—	150	319	—	319	315	—	315
Depreciation and amortization	599	7	606	649	3	652	1,206	13	1,219	1,297	5	1,302
General and administrative expense	679	242	921	830	122	952	1,685	369	2,054	1,736	259	1,995
Doubtful accounts expense	466	—	466	—	37	37	2,227	—	2,227	—	77	77
Other operating expenses	337	292	629	293	4	297	636	332	968	532	4	536
Total expenses	3,331	5,291	8,622	3,264	2,718	5,982	—	8,104	16,625	6,564	5,397	11,961
Income (loss) from operations	192	(721)	(529)	759	(273)	486	7,859	(1,223)	(1,885)	1,850	(262)	1,588
Other expense:
Interest expense, net	636	3	639	663	3	666	1,266	25	1,291	1,344	9	1,353
Other expense, net	157	—	157	323	—	323	1,076	—	1,076	717	—	717
Total other expense, net	793	3	796	986	3	989	2,342	25	2,367	2,061	9	2,070
Net loss	$(601)	$(724)	$(1,325)	$(227)	$(276)	$(503)	$5,517	$(1,248)	$(4,252)	$(211)	$(271)	$(482)

The table below presents the results of operations for our reporting segments for the periods presented.

	Three Months Ended September 30,			Three Months Ended September 30,
	2022	2022	2022	2021	2021	2021
(Amounts in 000’s)	Real Estate Services	Healthcare Services	Total	Real Estate Services	Healthcare Services	Total
Revenues:
Patient care revenues	$—	$7,769	$7,769	$—	$2,309	$2,309
Rental revenues	3,000	—	3,000	4,136	—	4,136
Management fees	255	—	255	248	—	248
Other revenues	6	—	6	9	—	9
Total revenues	3,261	7,769	11,030	4,393	2,309	6,702
Expenses:
Patient care expense	—	7,476	7,476	—	2,454	2,454
Facility rent expense	923	528	1,451	1,342	298	1,640
Cost of management fees	140	—	140	153	—	153
Depreciation and amortization	590	10	600	645	6	651
General and administrative expense	975	403	1,378	869	111	980
Doubtful accounts expense (recovery)	1,515	—	1,515	(112)	111	(1)
Other operating expenses	(80)	521	441	214	5	219
Total expenses	4,063	8,938	13,001	3,111	2,985	6,096
Income (loss) from operations	(802)	(1,169)	(1,971)	1,282	(676)	606
Other (income) expense:
Interest expense, net	633	(69)	564	666	3	669
Loss on extinguishment of debt	—	—	—	(146)	—	(146)
Other (income) expense, net	(2,164)	—	(2,164)	122	—	122
Total other (income) expense, net	(1,531)	(69)	(1,600)	642	3	645
Net loss	$729	$(1,100)	$(371)	$640	$(679)	$(39)

	Nine Months Ended September 30,			Nine Months Ended September 30,
	2022	2022	2022	2021	2021	2021
(Amounts in 000’s)	Real Estate Services	Healthcare Services	Total	Real Estate Services	Healthcare Services	Total
Revenues:
Patient care revenues	$—	$14,650	$14,650	$—	$7,444	$7,444
Rental revenues	10,326	—	10,326	11,980	—	11,980
Management fees	774	—	774	743	—	743
Other revenues	20	—	20	84	—	84
Total revenues	11,120	14,650	25,770	12,807	7,444	20,251
Expenses:
Patient care expense	—	14,040	14,040	—	6,911	6,911
Facility rent expense	3,899	826	4,725	4,026	893	4,919
Cost of management fees	459	—	459	468	—	468
Depreciation and amortization	1,796	23	1,819	1,942	11	1,953
General and administrative expense	2,660	772	3,432	2,605	370	2,975
Doubtful accounts expense (recovery)	3,742	—	3,742	(112)	188	76
Other operating expenses	555	854	1,409	746	9	755
Total expenses	13,111	16,515	29,626	9,675	8,382	18,057
Income (loss) from operations	(1,991)	(1,865)	(3,856)	3,132	(938)	2,194
Other (income) expense:
Interest expense, net	1,898	(43)	1,855	2,010	12	2,022
Loss on extinguishment of debt	—	—	—	(146)	—	(146)
Other (income) expense, net	(1,088)	—	(1,088)	839	—	839
Total other (income) expense, net	810	(43)	767	2,703	12	2,715
Net loss	$(2,801)	$(1,822)	$(4,623)	$429	$(950)	$(521)

The table below presents the results of operations for our reporting segments for the periods presented.

	For the Twelve Months Ended December 31,
	2021	2021	2021	2020
(Amounts in 000’s)	Real Estate Services	Healthcare Services	Total	Real Estate Services
Revenues:
Patient care revenues, net	$—	$9,485	$9,485	$—
Rental revenues	16,093	—	16,093	16,325
Management fees	1,021	—	1,021	1,001
Other revenues	91	—	91	253
Total revenues	17,205	9,485	26,690	17,579
Expenses:
Patient care expense	—	9,243	9,243	—
Facility rent expense	5,274	1,190	6,464	6,558
Cost of management fees	672	—	672	675
Depreciation and amortization	2,575	16	2,591	2,894
General and administrative expense	3,401	503	3,904	3,373
Doubtful accounts (recovery) expense	(4)	260	256	925
Other operating expenses	924	58	982	860
Total expenses	12,842	11,270	24,112	15,285
Income (loss) from operations	4,363	(1,785)	2,578	2,294
Other expense (income):
Interest expense, net	2,653	16	2,669	2,777
Gain on extinguishment of debt	(146)	—	(146)	—
Other expense	1,192	—	1,192	121
Total other expense, net	3,699	16	3,715	2,898
Income (loss) from continuing operations before income taxes	664	(1,801)	(1,137)	(604)
Income (loss) from continuing operations	664	(1,801)	(1,137)	(604)
Loss from discontinued operations, net of tax	(45)	—	(45)	(84)
Net income (loss)	$619	$(1,801)	$(1,182)	$(688)